Reporting entity (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of reporting entity [Abstract]
Ownership of Shinhan Financial Group and its material consolidated subsidiaries
(b)	Ownership of Shinhan Financial Group and its major consolidated subsidiaries as of December 31, 2017 and 2018 are as follows:

			Date of financial information	Ownership (%)
Investor	Investee	Location		2017	2018
Shinhan Financial Group Co., Ltd.	Shinhan Bank	Korea	December 31	100.0	100.0
”	Shinhan Card Co., Ltd.	”	”	100.0	100.0
”	Shinhan Investment Corp.	”	”	100.0	100.0
”	Shinhan Life Insurance Co., Ltd.	”	”	100.0	100.0
”	Shinhan Capital Co., Ltd.	”	”	100.0	100.0
”	Jeju Bank (*1)	”	”	68.9	71.9
”	Shinhan Credit Information Co., Ltd.	”	”	100.0	100.0
”	Shinhan Alternative Investment Management Inc.	”	”	100.0	100.0
”	Shinhan BNP Paribas Asset Management Co., Ltd.	”	”	65.0	65.0
”	SHC Management Co., Ltd.	”	”	100.0	100.0
”	Shinhan DS (*2)	”	”	100.0	100.0
”	Shinhan Savings Bank	”	”	100.0	100.0
”	Shinhan AITAS Co., Ltd.	”	”	99.8	99.8
”	Shinhan REITs Management Co., Ltd.	”	”	100.0	100.0
Shinhan Bank	Shinhan Asia Limited	Hong Kong	”	99.9	99.9
”	Shinhan Bank America	USA	”	100.0	100.0
”	Shinhan Bank Europe GmbH	Germany	”	100.0	100.0
”	Shinhan Bank Cambodia (*3)	Cambodia	”	97.5	97.5
”	Shinhan Bank Kazakhstan Limited	Kazakhstan	”	100.0	100.0
”	Shinhan Bank Canada	Canada	”	100.0	100.0
”	Shinhan Bank (China) Limited	China	”	100.0	100.0
”	Shinhan Bank Japan	Japan	”	100.0	100.0
”	Shinhan Bank Vietnam Ltd.	Vietnam	”	100.0	100.0
”	Banco Shinhan de Mexico	Mexico	”	100.0	100.0
”	PT Bank Shinhan Indonesia	Indonesia	”	99.0	99.0
Shinhan Card Co., Ltd.	LLP MFO Shinhan Finance	Kazakhstan	”	100.0	100.0
”	PT. Shinhan Indo Finance	Indonesia	”	50.0	50.0
”	Shinhan Microfinance Co., Ltd.	Myanmar	”	100.0	100.0
Shinhan Investment Corp.	Shinhan Investment Corp. USA Inc.	USA	”	100.0	100.0
”	Shinhan Investment Corp. Asia Ltd.	Hong Kong	”	100.0	100.0
Shinhan Investment Corp.	SHINHAN SECURITIES VIETNAM CO., LTD.	Vietnam	December 31	100.0	100.0
”	PT. Shinhan Sekuritas Indonesia	Indonesia	”	99.0	99.0
PT. Shinhan Sekuritas Indonesia	PT Shinhan Asset Management Indonesia	”		—	75.0
Shinhan BNP Paribas Asset Management Co., Ltd.	Shinhan BNP Paribas Asset Management (Hong Kong) Limited	Hong Kong	”	100.0	100.0
Shinhan DS	SHINHAN DS VIETNAM CO.,LTD.	Vietnam		—	100.0

(*1)	The Group participated in the capital increase of Jeju Bank by acquisition of 7,854,600 shares. (~~W~~5,000 per share)

(*2)	Shinhan Data System changed its name into Shinhan DS for the year ended December 31, 2018 and the Group participated in the capital increase of ~~W~~3 billion in October 2018.

(*3)	Shinhan Khmer Bank PLC changed its name into Shinhan Bank Cambodia for the period ended December 31, 2018.